Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Even Herd Long Short ETF
Shareholder Report [Line Items]
Fund Name	Even Herd Long Short ETF
Class Name	Even Herd Long Short ETF
Trading Symbol	EHLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Even Herd Long Short ETF (the "Fund") for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evenherd.com/ehls. You can also request this information by contacting us at (844) 713-1220 or by writing to the Even Herd Long Short ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 713-1220
Additional Information Website	www.evenherd.com/ehls
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Even Herd Long Short ETF	$261	2.60%

Expenses Paid, Amount	$ 261
Expense Ratio, Percent	2.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund achieved a positive net return of 1.60% during the reporting period. Despite its long/short strategy, it maintained positive net equity exposure between 45-75% the entire period.

What Factors Influenced Performance

Equity markets experienced significant short-term volatility, which posed challenges for a strategy focused on relative momentum and trend-following. However, the Fund outperformed the benchmark at its largest margin by over 800 basis points off the August lows, demonstrating its ability to capture upside while managing short positions, particularly during the post-election rally.

Despite this outperformance, much was reversed within five days in the second half of February 2025, primarily due to an imbalance in long/short positions and a convergence of momentum factors. This event highlighted areas for improved position clustering, which has been refined through proprietary data to hopefully reduce similar impacts in the future. Additionally, a sharp market rotation from Technology and Communication Services to Utilities and Consumer Defensive sectors during that period in February also influenced performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended March 31, 2025	Since Inception (4/1/2024)
Even Herd Long Short ETF - at NAV	1.60%
S&P 500® Total Return Index	8.47%

Performance Inception Date	Apr. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.evenherd.com/ehls for more recent performance information.
Net Assets	$ 48,687,000
Holdings Count | Holdings	311
Advisory Fees Paid, Amount	$ 562,651
Investment Company, Portfolio Turnover	423.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Size (Thousands)	$48,687
Number of Holdings	311
Total Advisory Fee Paid	$562,651
Annual Portfolio Turnover	423%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025)

Security Type - Investments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and liabilities in excess of other assets.

Security Type - Securities Sold Short

(% of total net assets)

Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Alamos Gold, Inc. - Class A	1.8
Aris Water Solutions, Inc. - Class A	1.7
Entergy Corp.	1.6
Howmet Aerospace, Inc.	1.6
Banco Macro SA	1.4
Sea Ltd. - Class A	1.4
Third Coast Bancshares, Inc.	1.3
Targa Resources Corp.	1.3
Northeast Bank	1.2
Robinhood Markets, Inc. - Class A	1.1